SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 224,010	$ 224,010	$ 210,510
Less: Accumulated depreciation	(100,109)	(88,725)	(46,337)
Total	$ 123,901	$ 135,285	164,173
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years	5 years
Property and equipment, gross	$ 121,019	$ 121,019	112,519
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years	3 years
Property and equipment, gross	$ 5,500	$ 5,500
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years	5 years
Property and equipment, gross	$ 97,991	$ 97,991	$ 97,991